BUSINESS ACQUISITIONS - Acquisition in Beijing Xingqiba (Details) - USD ($) $ in Thousands		8 Months Ended
	May 01, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Purchase price allocation of acquisitions
Goodwill			$ 42,102	$ 46,147
Beijing Xingqiba
BUSINESS ACQUISITIONS
Percentage of equity interest	51.00%
Consideration transferred	$ 1,297
Consideration payable			$ 0
Purchase price allocation of acquisitions
Cash and cash equivalents	2
Other current assets	20
Other current liabilities	(26)
Deferred tax liabilities	(134)
Non-controlling interest	(1,130)
Goodwill	2,030
Total	1,297
Net revenue		$ 230
Pre-tax net loss		$ 343
Beijing Xingqiba | Software and courses
Purchase price allocation of acquisitions
Intangible assets	$ 208
Amortization period - intangible assets	5 years
Beijing Xingqiba | Non-compete agreement
Purchase price allocation of acquisitions
Intangible assets	$ 297
Amortization period - intangible assets	6 years
Beijing Xingqiba | Exclusive agent agreement
Purchase price allocation of acquisitions
Intangible assets	$ 30
Amortization period - intangible assets	8 months 1 day